LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2008 BEMC [Member]	Feb. 15, 2012 Shibo Movie [Member]	Mar. 13, 2012 Xinghe Union [Member]	Mar. 13, 2012 N-S Digital TV [Member]	Apr. 30, 2012 Guangxi Dingyuan [Member]	Apr. 30, 2012 Guangxi Civil Aviation [Member]	Apr. 30, 2012 AM Advertising [Member]	Feb. 15, 2012 AM Advertising [Member]	Apr. 30, 2012 Asiaray [Member]	Jun. 30, 2010 Zhangshangtong [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage							50.00%		20.00%	40.00%	50.00%	40.00%	20.00%
Cash consideration of cost method investment													$ 367
Registered capital				2,119	1,558	1,558	794	1,605	321	642	794	642
Income from equity method investments	$ 22	$ 243	$ 290